Supplement dated May 19, 2010
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2010

(as supplemented on May 3, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

Make the following changes in the fund summaries.

EQUITY INCOME ACCOUNT
Add the following under the Sub-Advisor(s) and Portfolio Manager(s) heading:
. Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
Delete the information regarding Joseph T. Suty.

INCOME ACCOUNT
Add the following under the Sub-Advisor(s) and Portfolio Manager(s) heading:
. Ryan P. McCann (since 2010), Portfolio Manager
. Scott J. Peterson (since 2010), Portfolio Manager
. Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

MORTGAGE SECURITIES ACCOUNT
Add the following under the Sub-Advisor(s) and Portfolio Manager(s) heading:
. John R. Friedl (since 2010), Portfolio Manager
. Ryan P. McCann (since 2010), Portfolio Manager
. Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Add the following under the Sub-Advisor(s) and Portfolio Manager(s) heading:
. Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager

SHORT-TERM INCOME ACCOUNT
Add the following under the Sub-Advisor(s) and Portfolio Manager(s) heading:
. John R. Friedl (since 2010), Portfolio Manager
. Ryan P. McCann (since 2010), Portfolio Manager
. Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

MANAGEMENT OF THE FUNDS
In the section for Edge Asset Management, Inc., add the following information:

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in finance from the University of Washington and an M.B.A. from New York University.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a BA in business administration from Washington State University. Mr. McCann has earned the right to use the
Chartered Financial Analyst designation.

Brian L. Placzek joined Edge in 1990 and has held various roles on the fixed income team, including head of credit research. He earned a BA in liberal arts from Seattle University. Mr. Placzek has earned the right to use the Chartered Financial Analyst designation.

Delete the references to Joseph T. Suty.